REVENUE (Details - Revenue by source) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,518	$ 141,018
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,518	$ 141,018